FAIR VALUE MEASUREMENTS - FV hierarchy (Details) - Fair Value, Recurring $ in Thousands	Dec. 31, 2019 USD ($)
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	$ 18,850
Marketable securities	20,004
Total financial assets measured at fair value on a recurring basis	38,854
Level 1
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	18,850
Total financial assets measured at fair value on a recurring basis	18,850
Level 2
Financial assets or liabilities measured at fair value on a recurring basis
Marketable securities	20,004
Total financial assets measured at fair value on a recurring basis	20,004
Cash
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	18,783
Cash | Level 1
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	18,783
Money market funds
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	67
Money market funds | Level 1
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	67
Commercial paper and corporate bonds
Financial assets or liabilities measured at fair value on a recurring basis
Marketable securities	7,520
Commercial paper and corporate bonds | Level 2
Financial assets or liabilities measured at fair value on a recurring basis
Marketable securities	7,520
U.S. government agency debt securities
Financial assets or liabilities measured at fair value on a recurring basis
Marketable securities	12,484
U.S. government agency debt securities | Level 2
Financial assets or liabilities measured at fair value on a recurring basis
Marketable securities	$ 12,484